OTHER PAYABLES AND ACCRUALS (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER PAYABLES AND ACCRUALS
Accrued operating expenses	$ 11,555	$ 5,539	$ 2,108
Payables for surtaxes	8,263	8,928	8,184
Deposit from hosting customers	6,193	2,911
Restoration provision for leasehold land	1,328	1,343
Payables for staff related costs	1,003	2,182	5,839
Others	1,571	1,273	1,127
Total	$ 29,913	$ 22,176	$ 17,258